U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 9, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the ATAC Beta Rotation Fund, is Post-Effective Amendment No. 129 and Amendment No. 130 to the Trust’s Registration Statement on Form N 1A.

The purpose of this filing is to respond to comments provided by the Staff and to make certain other non-material, routine changes.  This filing will become effective immediately, pursuant to paragraph (b) of Rule 485 of the 1933 Act.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.